ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Operating loss							$ 4,553,777
Net cash (used in) operating activities					$ 913,466	$ 422,722	518,493	$ 501,905
Stockholders' Deficit	$ 13,405,633				13,405,633		16,755,676	12,201,899
Working capital	2,719,262				2,719,262		8,247,522
Cash	207,921		$ 11,229		207,921	11,229	4,458	52,096	$ 18,191
Net cash (used in) operations					913,466
Stockholders' Deficit	2,719,262				2,719,262
Net loss	365,161	$ (1,724,104)	6,874,231	$ 639,557	(3,350,043)	7,372,653	4,553,777	1,400,098
Stage It Corp [Member]
Short-term Debt [Line Items]
Net cash (used in) operating activities					897,425	(682,920)	(259,926)	10,506
Stockholders' Deficit	13,383,161				13,383,161		10,569,502	8,939,994
Working capital	8,988,706				8,988,706		6,668,922
Cash	69,342		$ 749,588		69,342	749,588	281,003	88,457	$ 98,963
Net loss					2,813,659	$ 617,171	1,629,508	$ 2,456,023
Cash on hand	69,342				69,342		281,033
ELOC [Member]
Short-term Debt [Line Items]
Cash	207,921				207,921
Equity line of credit	$ 722,215				$ 722,215
TGRI Merger Corp. [Member]
Short-term Debt [Line Items]
Business acquisition, equity interest issued or issuable, number of shares					50,762,987
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Proceeds from issuance of convertible notes							$ 150,000